UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

       Investment Company Act file number 811-08842

       Name of Fund:  BBH U.S. Money Market Portfolio

       Fund Address:  40 Water Street
               	    Boston, MA  02109-3661

       Name and address of agent for service:
			Nancy D. Osborn, Principal Financial Officer,
			BBH U.S. Money Market Portfolio, 40 Water Street,
       		Boston, MA, 02109.
			Mailing address:  140 Broadway, New York, NY, 10005

       Registrant's telephone number, including area code:
       (800) 625-5759

       Date of fiscal year end: JUNE 30

       Date of reporting period: MARCH 31, 2005

ITEM 1. SCHEDULES OF INVESTMENTS.

BBH U.S. MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
March 31, 2005 (unaudited)
(expressed in U.S. dollars)



Principal								Maturity		Interest
Amount								Date			Rate			Value


			BANK NOTES (2.3%)
 $39,700,000 	BNP Paribas					04/15/05		1.320  % 	 	$39,691,040
35,000,000 		SouthTrust Bank NA1			06/14/05		2.950 	  	34,995,129
															----------
			Total Bank Notes										74,686,169
															----------

		CERTIFICATES OF DEPOSIT (15.7%)
50,000,000 		Bank of Montreal				05/03/05		2.790 	  	50,000,000
50,000,000 		Barclays Bank, Plc.	 		04/22/05		2.785 	  	50,000,000
25,000,000 		Credit Suisse First Boston Corp.	04/25/05		2.790 	  	25,000,000
25,000,000 		Deutsche Bank AG				03/23/06		3.710 	  	25,000,000
25,000,000 		Harvard University			05/03/05		2.370 	  	25,000,221
25,000,000 		 HBOS Treasury Services, Plc.		12/30/05		2.950 	  	24,974,454
53,000,000 		Lloyds TSB Group, Plc.			04/25/05		2.790 	  	53,000,322
25,000,000 		Rabobank Nederland NV			02/14/06		3.230 	  	24,951,651
25,000,000 		Rabobank Nederland NV			03/03/06		3.490 	  	24,984,254
50,000,000 		Royal Bank of Canada			04/25/05		2.770 	  	50,000,332
50,000,000 		Royal Bank of Scotland			05/03/05		2.800 	  	50,000,443
20,000,000 		Societe Generale				05/31/05		2.000 	  	20,000,000
50,000,000 		Washington Mutual, Inc.			04/18/05		2.470 	  	49,991,686
25,000,000 		Wells Fargo Bank NA			04/15/05		2.790 	  	25,000,000
															----------
		Total Certificates of Deposit									497,903,363
															----------

		COMMERCIAL PAPER (52.8%)
50,000,000 		Abbey National Treasury
        Services, Plc.				04/06/05		2.780 	  	49,980,694
50,000,000 		Bank of America Corp.			04/11/05		2.620 	  	49,963,611
75,000,000 		Bear Stearns & Co., Inc.		04/01/05		2.860 	  	75,000,000
50,000,000 		Bear Stearns & Co., Inc.		06/20/05		2.980 	  	49,668,889
18,000,000 		Beta Finance, Inc.			05/03/05		2.770 	  	17,955,680
125,000,000 	BMW U.S. Capital LLC			04/01/05		2.830 	  	125,000,000
14,000,000 		CC (USA), Inc.				05/05/05		2.730 	  	13,963,903
25,000,000 		CC (USA), Inc.				05/18/05		2.787 	  	24,910,569
25,000,000 		CIT Group Holdings, Inc.		06/23/05		2.980 	  	24,828,236
43,550,000 		Columbia University			04/04/05		2.600 	  	43,540,564
5,000,000 		Cornell University			05/11/05		2.730 	  	4,984,833
125,000,000 		Danske Corp.			04/01/05		2.613 	  	125,000,000
20,000,000 		Florida Power & Light Co.		04/11/05		2.750 	  	19,984,722
30,000,000 		Florida Power & Light Co.		04/12/05		2.750 	  	29,974,792
25,000,000 		General Electric Capital Corp.	05/16/05		2.730 	  	25,000,000
25,000,000 		General Electric Capital Corp.	08/05/05		2.650 	  	24,768,125
50,000,000 		GlaxoSmithKline, Plc.			05/17/05		2.726 	  	49,823,667
50,000,000 		Goldman Sachs Group, Inc.		04/08/05		2.800 	  	49,972,778
25,000,000 		ING Funding LLC				04/01/05		2.620 	  	25,000,000
25,000,000 		ING Funding LLC				05/06/05		2.750 	  	24,933,160
50,000,000 		International Lease Finance Corp.	05/17/05		2.730 	  	49,825,583
25,000,000 		Kittyhawk Funding Corp.			04/20/05		2.790 	  	24,963,187
25,055,000 		Kittyhawk Funding Corp.			04/25/05		2.790 	  	25,008,398
25,000,000 		Koch Industries, Inc.			04/11/05		2.750 	  	24,980,903
23,500,000 		Koch Industries, Inc.			04/19/05		2.750 	  	23,467,688
50,000,000 		Morgan Stanley				04/22/05		2.790 	  	49,918,625
25,000,000 		National Rural Utilities
        Cooperative Finance Corp.		04/04/05		2.620 	  	24,994,542
21,610,000 		National Rural Utilities
         Cooperative Finance Corp.		04/07/05		2.640 	  	21,600,492
50,000,000 		Network Rail, Ltd.			04/22/05		2.770 	  	49,919,208
45,000,000 		Rabobank USA Financial Corp.		04/01/05		2.820 	  	45,000,000
15,000,000 		Regents of the University
        of California				04/11/05		2.760 	  	14,988,500
14,000,000 		Regents of the University
        of California				05/05/05		2.719 	  	13,964,054
100,000,000 	Sanpaolo IMI SpA (U.S.)			04/01/05		2.860 	  	100,000,000
75,000,000 		SLM Corp.					04/01/05		2.850 	  	75,000,000
25,000,000 		Three Rivers Funding Corp.		04/01/05		2.630 	  	25,000,000
25,000,000 		Three Rivers Funding Corp.		04/15/05		2.750 	  	24,973,264
75,000,000 		UBS Finance, Ltd.				04/01/05		2.830 	  	75,000,000
50,000,000 		UBS Finance, Ltd.				05/03/05		2.750 	  	49,877,778

			NOT FDIC INSURED / NO BANK GUARNTEE / MAY LOSE VALUE
					www.bbhfunds.com


BBH U.S. MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (continued)
March 31, 2005 (unaudited)
(expressed in U.S. dollars)



Principal								Maturity		Interest
Amount								Date			Rate			Value


		COMMERCIAL PAPER (continued)
 $50,000,000 Variable Funding
        Capital Corp.				04/05/05		2.586%		$49,985,417
50,000,000 		Wal-Mart Stores, Inc.			05/03/05		2.720 		49,879,111
															-------------
		Total Commercial Paper										1,672,600,973
															--------------

		CORPORATE BONDS (4.5%)
20,901,000 		Bank One Corp.				08/01/05		7.625 		21,218,516
17,679,000 		Citigroup, Inc.				12/01/05		6.750 		18,118,211
25,000,000 		Credit Suisse First Boston
        Corp.1					04/06/05		2.726 		25,002,466
10,845,000 		First Union Corp.				08/18/05		7.550 		11,039,588
25,750,000 		Household Finance Corp.			01/24/06		6.500 	 	26,407,155
22,400,000 		Norwest Corp.				12/01/05		6.200 	 	22,888,596
18,585,000 		SLM Corp.					12/01/05		2.750 	 	18,553,425
															------------
		Total Corporate Bonds										143,227,957
															------------





		MUNICIPAL BOND (1.1%)
35,700,000 		Los Angeles, California, Water &
			 Power Revenue1				04/07/05		2.820 		35,700,000
 															----------

		U.S. GOVERNMENT AGENCY
			 OBLIGATIONS (11.5%)
29,000,000 		Federal Farm Credit Bank1		04/05/05		2.979 	  	29,000,000
40,000,000 		Federal Farm Credit Bank1		04/05/05		2.849 	  	40,000,000
100,000,000 		Federal Home Loan Bank1		05/02/05		2.633 	  	99,928,482
94,025,000 		Federal National Mortgage Assoc.1	04/05/05		2.989 	  	94,025,000
25,000,000 		Federal National Mortgage Assoc.	07/15/05		7.000 	  	25,345,295
52,700,000 		Federal National Mortgage Assoc.	12/09/05		2.907 	  	51,624,348
25,000,000 		Federal National Mortgage Assoc.	12/19/05		3.020 	  	24,450,528
															-----------
		Total U.S. Government Agency Obligations							364,373,653
															-----------

		TIME DEPOSITS (11.9%)
75,000,000 		Bank of Montreal				04/01/05		2.750 	  	75,000,000
75,000,000 		ING Bank					04/01/05		2.850 	  	75,000,000
26,000,000 		Royal Bank of Canada			04/01/05		2.780 	  	26,000,000
75,000,000 		Societe Generale				04/01/05		2.875 	  	75,000,000
125,000,000 		Westdeutsche Landesbank		04/01/05		2.880 	  	125,000,000
															-----------
		Total Time Deposits										376,000,000																							-----------





TOTAL INVESTMENTS, AT AMORTIZED COST						99.8%	 		$3,164,492,115
OTHER ASSETS IN EXCESS OF LIABILITIES						0.2 			5,433,477
												------		--------------
NET ASSETS											100.0%	 	$3,169,925,592
												------		--------------
												------		--------------



 1    Variable rate instrument. Interest rates change on
       specific dates (such as a coupon or interest payment date). The yield shown represents the March 31, 2005 coupon rate.

      Portfolio holdings are shown as of the date indicated.
       Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

      An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance
     Corporation or any other government agency. Although
      money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

     For more complete information on the fund,
      call 1-800-625-5759 for a prospectus or visit www.bbhfunds.com.

     You should consider the fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

     The BBH Fund Family is managed by
      Brown Brothers Harriman.  The
      Distributor is Edgewood Services, Inc.
     Date of first use: 6/05.
NOT FDIC INSURED / NO BANK GUARNTEE
 / MAY LOSE VALUE
www.bbhfunds.com



ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of
 	the registrant's disclosure controls
 	and procedures as conducted
     	within 90 days of the filing
	date of this Form N-Q, the registrant's
 	principal financial officer and
     	principal executive officer
 	have concluded that those
 	disclosure controls and procedures
 	provide reasonable assurance
 	that the material information
 	required to be disclosed by
 	the registrant on this
     	report is recorded, processed,
 	summarized and reported within
 	the time periods specified in
     	the Securities and Exchange
 	Commission's rules and forms.

(b)	There were no significant
 	changes in the registrant's
	internal controls or in other
     	factors that could significantly
 	affect these controls
 	subsequent to the date
 	of their evaluation.



ITEM 3. EXHIBITS.

(a)	The certifications required
 	by Rule 30a-2(a) under the
 	Act are attached as exhibit 3(b).

EXHIBIT 3 (b)

SECTION 302 CERTIFICATION OF PRINCIPLE EXECUTIVE OFFICER.

I, John A. Nielsen, certify that:

1.	I have reviewed this report
 	on Form N-Q on behalf
 	of: BBH U.S. Money Market Portfolio
   	("registrant");

2.	Based on my knowledge, this
 	report does not contain any
 	untrue statement of a material
 	fact or omit to
   	state a material fact
 	necessary to make the
 	statements made, in light
 	of the circumstances under
 	which such
   	statements were made,
 	not misleading
 	with respect to
 	the period covered
 	by this report;

3. 	Based on my knowledge, the
 	schedules of investments included
 	in this report, fairly present
 	in all material
   	respects the investments
 	of the registrant as of, the
 	end of the fiscal quarter
	 for which the report is filed;

4. 	The registrant's other certifying
 	officer and I are responsible
 	for establishing and
	maintaining disclosure
  	controls and procedures
 	(as defined in rule 30a-3(c)
	under the Investment Company
 	Act of 1940) for the
	registrant and have:

       a.	designed such disclosure
       	controls and procedures, or
        	caused such disclosure
       	controls and procedures
   		to be designed under
 		our supervision, to ensure that
 		material information relating
		to the registrant,
   		including its
		consolidated subsidiaries,
		is made known to us by others
		within those entities,
      	particularly during the
 		period in which this report
		is being prepared;


       b.	designed such internal
        	control over financial reporting,
        	or caused such internal
       	control over financial reporting
   		to be designed under our
 		supervision, to provide reasonable
 		assurance regarding the
		reliability of financial
		reporting and the preparation of
 		financial statements for external
 		purposes in accordance with
 		generally accepted accounting
  		principles.


       c.	evaluated the effectiveness
        	of the registrant's disclosure
        	controls and procedures and
        	presented in this report our
    		conclusions about the
 		effectiveness of the disclosure
 		controls and procedures, as of
 		a date within 90 days prior
    		to the filing date of this
 		report based on such evaluation; and

d.	disclosed in this report
	any change in the registrant's
	internal control over financial
	reporting that occurred during
	the registrant's most recent
	fiscal quarter that has materially
 	affected, or is reasonably likely
 	to materially affect, the
	registrant's internal control
	over financial reporting; and

5. The registrant's other certifying
 	officer and I have disclosed to
 	the registrant's auditors and
	the audit committee of the
   	registrant's board of directors
 	(or persons performing the
 	equivalent functions):

       a.	all significant deficiencies
        	and material weaknesses in the
        	design or operation of internal
        	control over
   		financial reporting which
 		are reasonably likely to adversely
 		affect the registrant's ability to
 		record, process, summarize, and
 		report financial  information; and

       b.	any fraud, whether or not material,
        	that involves management or other
        	employees who have a significant
   		role in the registrant's
		internal control over financial
		reporting.



Date:  May 27, 2005

/s/John A. Nielsen
=======================
John A. Nielsen
President - Principal Executive Officer

EXHIBIT 11(a) (2)
SECTION 302 CERTIFICATION OF PRINCIPLE FINANCIAL OFFICER.

I, Nancy D. Osborn, certify that:

1.	I have reviewed this report on
 	Form N-Q on behalf of: BBH U.S.
 	Money Market Portfolio ("registrant");

2.	Based on my knowledge, this report
 	does not contain any untrue statement
 	of a material fact or omit to
   	state a material fact necessary
 	to make the statements made, in light
 	of the circumstances under which such
  	statements were made, not misleading
	with respect to the period covered
 	by this report;

3. 	Based on my knowledge, the schedules
 	of investments included in this report,
 	fairly present in all material
  	respects the investments of the
 	registrant as of, the end of the
	fiscal quarter for which the
	report is filed;

4. 	The registrant's other certifying
	officer and I are responsible for
	establishing and maintaining disclosure
  	controls and procedures (as defined
	in rule 30a-3(c) under the Investment
	Company Act of 1940) for the
  	registrant and have:

       a.	designed such disclosure controls
        	and procedures, or caused such
       	disclosure controls and procedures
   		to be designed under our
		supervision, to ensure that material
		information relating to the registrant,
   		including its consolidated
		subsidiaries, is made known to
		us by others within those entities,
      	particularly during the
		period in which this report is
		being prepared;


       b.	designed such internal control
        	over financial reporting, or caused
        	such internal control over financial
        	reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.


       c.	evaluated the effectiveness of the
       	registrant's disclosure controls and
        	procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d.	disclosed in this report any change in
 	the registrant's internal control over
	financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors
	(or persons performing the equivalent
	functions):

       a.	all significant deficiencies
        	and material weaknesses in the design
        	or operation of internal control over
   		financial reporting which are
		reasonably likely to adversely affect
 		the registrant's ability to record,
   		process, summarize, and
		report financial  information; and

       b.	any fraud, whether or not material,
        	that involves management or other
       	employees who have a significant
   		role in the registrant's
		internal control over financial reporting.



Date:  May 27, 2005

/s/Nancy D. Osborn
==========================
Nancy D. Osborn
Treasurer - Principal Financial Officer



SIGNATURES


Pursuant to the requirements of the
Securities Exchange Act of 1934 and
the Investment Company Act of 1940, the
registrant has duly caused this report
to be signed on its behalf by the
undersigned, thereunto duly  authorized.

(Registrant)   BBH U.S. Money Market Portfolio
             -------------------------------------


By (Signature and Title)* /s/John A. Nielsen
                           ---------------------
                           John A. Nielsen, President
                           (Principle Executive Officer)

Date:  May 27, 2005








Pursuant to the requirements of the
Securities Exchange Act of 1934
and the Investment Company Act of
1940, this report has been signed
below  by the following persons on
behalf of the registrant and in the
capacities and on the dates indicated.



By (Signature and Title)* /s/Nancy D. Osborn
                          --------------------------------
                          Nancy D. Osborn, Treasurer
                          (Principal Financial Officer)

Date:  May 27, 2005


* Print name and title of each signing officer under his or her signature.